Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Detail) - Allowance for Uncollectibles [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables And Related Allowances [Line Items]
Beginning Balance	$ 2,524	$ 2,270	$ 2,255
Additions charged to expense	2,310	3,264	4,113
Accounts written off, less recoveries	(2,723)	(3,010)	(4,098)
Ending Balance	$ 2,111	$ 2,524	$ 2,270